SEGMENT REPORTING (Summary of the Company's Segment Net Sales, Gross Profit and Segment Margin) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENT REPORTING
Net Sales by Segment	$ 115,944	$ 98,292	$ 86,512
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit (loss) by Segment	$ 32,268	$ 33,146	$ 28,356
Gross profit (loss) by Segment (as a percent)	28.00%	34.00%	33.00%
Income before income taxes	$ 4,442	$ 8,244	$ 920
Operating segments
SEGMENT REPORTING
Total Segment Margin	20,068	23,346	20,103
Operating segments | Equipment
SEGMENT REPORTING
Net Sales by Segment	$ 97,680	$ 77,283	$ 61,735
Net Sales by Segment (as a percent)	84.00%	79.00%	71.00%
Gross profit (loss) by Segment	$ 25,598	$ 26,647	$ 20,263
Gross profit (loss) by Segment (as a percent)	26.00%	34.00%	33.00%
Total Segment Margin	$ 13,398	$ 16,847	$ 12,010
Operating segments | Services
SEGMENT REPORTING
Net Sales by Segment	$ 18,264	$ 21,009	$ 24,777
Net Sales by Segment (as a percent)	16.00%	21.00%	29.00%
Gross profit (loss) by Segment	$ 6,670	$ 6,499	$ 8,093
Gross profit (loss) by Segment (as a percent)	37.00%	31.00%	33.00%
Total Segment Margin	$ 6,670	$ 6,499	$ 8,093
General and Corporate
SEGMENT REPORTING
General and Corporate	$ (15,626)	$ (15,102)	$ (19,183)